Investments, Net - Schedule of Equity Method Investment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Equity Method Investments [Member]
Operating data:
Revenue	$ 2,811,881	$ 802,140	$ 198,511
Cost of revenue	2,025,010	686,245	239,357
Loss from operations	(194,278)	(485,008)	(195,776)
Net loss	(199,452)	(498,095)	$ (196,177)
Balance sheets data:
Current assets	14,008,896	11,739,363
Non-current assets	14,997,857	15,194,546
Current liabilities	18,520,211	16,090,730
Shanghai Mingli New Energy Technology Co., Ltd [Member]
Operating data:
Revenue
Cost of revenue
Loss from operations	(1,313)	(341,284)
Net loss	(1,313)	(341,284)
Balance sheets data:
Current assets	6,801	1,203
Non-current assets	13,295,981	13,468,079
Current liabilities	$ 14,281,628	$ 14,460,845